Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2017
Selected Quarterly Financial Data (unaudited)
Selected Quarterly Financial Data (unaudited)

13. Selected Quarterly Financial Data (unaudited)

The following table contains selected quarterly financial information from 2017 and 2016. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Three months ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017

Total revenue	$—	$—	$—	$—
Total operating expenses	6,389	6,754	8,286	10,983
Other income (expense), net:	29	(48)	(1,730)	452
Net loss and comprehensive loss	(6,360)	(6,802)	(10,016)	(10,531)
Net loss attributable to common stockholders	$(7,526)	$(8,008)	$(11,429)	$(10,619)
Net loss attributable to common stockholders per common share, basic and diluted	$(0.74)	$(0.78)	$(1.78)	$(0.41)

	Three months ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016

Total revenue	$—	$—	$—	$—
Total operating expenses	5,391	5,738	6,401	8,375
Other income (expense), net:	6	8	10	9
Net loss and comprehensive loss	(5,385)	(5,730)	(6,391)	(8,366)
Net loss attributable to common stockholders	$(6,183)	$(6,528)	$(7,191)	$(9,172)
Net loss attributable to common stockholders per common share, basic and diluted	$(0.61)	$(0.64)	$(0.71)	$(0.90)